UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

8020 Excelsior Drive, Suite 402

Madison, WI 53717
(Address of principal executive offices) (Zip code)

Nathan M. Plumb

8020 Excelsior Drive, Suite 402

Madison, WI 53717
(Name and address of agent for service)

(608) 960-4616

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2025

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Plumb Balanced Fund
Investor Class | PLBBX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Plumb Balanced Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$73	1.44%
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$72,464,355
Number of Holdings	56
Portfolio Turnover	13%
Visit plumbfunds.com/literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(%)
NVIDIA Corp.	5.7%
Alphabet, Inc.	3.3%
Microsoft Corp.	3.3%
Mastercard, Inc.	3.3%
Visa, Inc.	3.2%
MercadoLibre, Inc.	3.1%
Novo Nordisk AS	3.1%
American Express Co.	3.0%
WEX, Inc.	3.0%
Apple, Inc.	2.9%

Top Sectors	(%)
Financials	36.5%
Information Technology	20.6%
Health Care	10.4%
Industrials	9.6%
Consumer Discretionary	7.8%
Energy	7.7%
Communication Services	3.3%
Consumer Staples	1.2%
Cash & Other	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit plumbfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wisconsin Capital Management, LLC. documents not be householded, please contact Wisconsin Capital Management, LLC. at 1-866-987-7888, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wisconsin Capital Management, LLC. or your financial intermediary.
Plumb Balanced Fund	PAGE 1	TSR-SAR-976586107

Plumb Balanced Fund
Institutional Class | PLIBX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Plumb Balanced Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	1.19%
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$72,464,355
Number of Holdings	56
Portfolio Turnover	13%
Visit plumbfunds.com/literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(%)
NVIDIA Corp.	5.7%
Alphabet, Inc.	3.3%
Microsoft Corp.	3.3%
Mastercard, Inc.	3.3%
Visa, Inc.	3.2%
MercadoLibre, Inc.	3.1%
Novo Nordisk AS	3.1%
American Express Co.	3.0%
WEX, Inc.	3.0%
Apple, Inc.	2.9%

Top Sectors	(%)
Financials	36.5%
Information Technology	20.6%
Health Care	10.4%
Industrials	9.6%
Consumer Discretionary	7.8%
Energy	7.7%
Communication Services	3.3%
Consumer Staples	1.2%
Cash & Other	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit plumbfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wisconsin Capital Management, LLC. documents not be householded, please contact Wisconsin Capital Management, LLC. at 1-866-987-7888, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wisconsin Capital Management, LLC. or your financial intermediary.
Plumb Balanced Fund	PAGE 1	TSR-SAR-976586305

Plumb Balanced Fund
Class A | PLABX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Plumb Balanced Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.44%
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$72,464,355
Number of Holdings	56
Portfolio Turnover	13%
Visit plumbfunds.com/literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(%)
NVIDIA Corp.	5.7%
Alphabet, Inc.	3.3%
Microsoft Corp.	3.3%
Mastercard, Inc.	3.3%
Visa, Inc.	3.2%
MercadoLibre, Inc.	3.1%
Novo Nordisk AS	3.1%
American Express Co.	3.0%
WEX, Inc.	3.0%
Apple, Inc.	2.9%

Top Sectors	(%)
Financials	36.5%
Information Technology	20.6%
Health Care	10.4%
Industrials	9.6%
Consumer Discretionary	7.8%
Energy	7.7%
Communication Services	3.3%
Consumer Staples	1.2%
Cash & Other	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit plumbfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wisconsin Capital Management, LLC. documents not be householded, please contact Wisconsin Capital Management, LLC. at 1-866-987-7888, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wisconsin Capital Management, LLC. or your financial intermediary.
Plumb Balanced Fund	PAGE 1	TSR-SAR-976586503

Plumb Equity Fund
Investor Class | PLBEX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Plumb Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$76	1.50%
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$27,299,475
Number of Holdings	27
Portfolio Turnover	10%
Visit plumbfunds.com/literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(%)
NVIDIA Corp.	9.8%
Alphabet, Inc.	5.3%
First American Government Obligations Fund	5.0%
Intuitive Surgical, Inc.	4.9%
MercadoLibre, Inc.	4.5%
Microsoft Corp.	4.3%
Adobe, Inc.	4.2%
Mastercard, Inc.	4.2%
Novo Nordisk AS	4.1%
Apple, Inc.	4.1%

Top Sectors	(%)
Information Technology	35.7%
Financials	20.4%
Health Care	15.0%
Consumer Discretionary	6.9%
Industrials	6.4%
Communication Services	5.3%
Consumer Staples	3.1%
Energy	2.2%
Cash & Other	5.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit plumbfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wisconsin Capital Management, LLC. documents not be householded, please contact Wisconsin Capital Management, LLC. at 1-866-987-7888, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wisconsin Capital Management, LLC. or your financial intermediary.
Plumb Equity Fund	PAGE 1	TSR-SAR-976586206

Plumb Equity Fund
Institutional Class | PLIEX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Plumb Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	1.25%
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$27,299,475
Number of Holdings	27
Portfolio Turnover	10%
Visit plumbfunds.com/literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(%)
NVIDIA Corp.	9.8%
Alphabet, Inc.	5.3%
First American Government Obligations Fund	5.0%
Intuitive Surgical, Inc.	4.9%
MercadoLibre, Inc.	4.5%
Microsoft Corp.	4.3%
Adobe, Inc.	4.2%
Mastercard, Inc.	4.2%
Novo Nordisk AS	4.1%
Apple, Inc.	4.1%

Top Sectors	(%)
Information Technology	35.7%
Financials	20.4%
Health Care	15.0%
Consumer Discretionary	6.9%
Industrials	6.4%
Communication Services	5.3%
Consumer Staples	3.1%
Energy	2.2%
Cash & Other	5.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit plumbfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wisconsin Capital Management, LLC. documents not be householded, please contact Wisconsin Capital Management, LLC. at 1-866-987-7888, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wisconsin Capital Management, LLC. or your financial intermediary.
Plumb Equity Fund	PAGE 1	TSR-SAR-976586404

Plumb Equity Fund
Class A | PLAEX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Plumb Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	1.50%
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$27,299,475
Number of Holdings	27
Portfolio Turnover	10%
Visit plumbfunds.com/literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(%)
NVIDIA Corp.	9.8%
Alphabet, Inc.	5.3%
First American Government Obligations Fund	5.0%
Intuitive Surgical, Inc.	4.9%
MercadoLibre, Inc.	4.5%
Microsoft Corp.	4.3%
Adobe, Inc.	4.2%
Mastercard, Inc.	4.2%
Novo Nordisk AS	4.1%
Apple, Inc.	4.1%

Top Sectors	(%)
Information Technology	35.7%
Financials	20.4%
Health Care	15.0%
Consumer Discretionary	6.9%
Industrials	6.4%
Communication Services	5.3%
Consumer Staples	3.1%
Energy	2.2%
Cash & Other	5.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit plumbfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wisconsin Capital Management, LLC. documents not be householded, please contact Wisconsin Capital Management, LLC. at 1-866-987-7888, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wisconsin Capital Management, LLC. or your financial intermediary.
Plumb Equity Fund	PAGE 1	TSR-SAR-976586602

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.
(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Plumb Funds
Plumb Balanced Fund
(Investor Shares: PLBBX)
(Institutional Shares: PLIBX)
(Class A Shares: PLABX)
Plumb Equity Fund
(Investor Shares: PLBEX)
(Institutional Shares: PLIEX)
(Class A Shares: PLAEX)
Core Financial Statements
September 30, 2024

Plumb Balanced Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 64.8%
Biotechnology - 1.4%
Vertex Pharmaceuticals, Inc.(a)	2,250	$1,046,430
Broadline Retail - 5.7%
Amazon.com, Inc.(a)	10,250	1,909,882
MercadoLibre, Inc.(a)	1,100	2,257,156
		4,167,038
Commercial Services & Supplies - 5.3%
Copart, Inc.(a)	34,000	1,781,600
VSE Corp.	24,500	2,026,885
		3,808,485
Consumer Finance - 3.0%
American Express Co.	8,000	2,169,600
Financial Services - 12.9%
Fiserv, Inc.(a)	6,000	1,077,900
Mastercard, Inc. - Class A	4,750	2,345,550
Toast, Inc. - Class A(a)	50,000	1,415,500
Visa, Inc. - Class A	8,500	2,337,075
WEX, Inc.(a)	10,200	2,139,246
		9,315,271
Health Care Equipment & Supplies - 2.4%
Intuitive Surgical, Inc.(a)	3,500	1,719,445
Interactive Media & Services - 3.3%
Alphabet, Inc. - Class A	14,500	2,404,825
Oil, Gas & Consumable Fuels - 3.6%
Exxon Mobil Corp.	13,000	1,523,860
Phillips 66	8,500	1,117,325
		2,641,185
Personal Care Products - 1.2%
elf Beauty, Inc.(a)	8,000	872,240
Pharmaceuticals - 5.9%
Eli Lilly & Co.	2,300	2,037,662
Novo Nordisk AS - ADR	18,500	2,202,795
		4,240,457
Semiconductors & Semiconductor Equipment - 10.6%
Advanced Micro Devices, Inc.(a)	10,000	1,640,800
Microchip Technology, Inc.	13,000	1,043,770
NVIDIA Corp.	34,000	4,128,960
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,000	868,350
		7,681,880
Software - 6.6%
Adobe, Inc.(a)	3,050	1,579,229
Autodesk, Inc.(a)	3,000	826,440
Microsoft Corp.	5,500	2,366,650
		4,772,319

	Shares	Value
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	9,000	$2,097,000
TOTAL COMMON STOCKS (Cost $21,987,679)		46,936,175
	Par
CORPORATE BONDS - 31.3%
Aerospace & Defense - 2.0%
Boeing Co.
2.95%, 02/01/2030	$1,000,000	893,892
5.15%, 05/01/2030	575,000	576,215
		1,470,107
Banks - 11.8%
Amalgamated Financial Corp., 3.25% to 11/15/2026 then 3 mo. Term SOFR + 2.30%, 11/15/2031	1,000,000	857,418
Banc of California, Inc., 4.38% to 10/30/2025 then 3 mo. Term SOFR + 4.20%, 10/30/2030	1,700,000	1,555,740
Bank of America NA, 5.81% (SOFR + 0.78%), 08/18/2025	700,000	702,821
Citigroup, Inc., 4.70% to 01/30/2025 then SOFR + 3.23%, Perpetual	1,000,000	996,130
Flagstar Bancorp, Inc., 4.13% to 11/01/2025 then 3 mo. Term SOFR + 3.91%, 11/01/2030	500,000	430,450
Pinnacle Financial Partners, Inc., 7.98% (3 mo. LIBOR US + 2.78%), 09/15/2029(b)	1,575,000	1,557,281
TriState Capital Holdings, Inc., 5.75% to 05/15/2025 then 3 mo. LIBOR US + 5.36%, 05/15/2030(b)	500,000	493,700
Wells Fargo & Co., 4.65%, 08/15/2026(c)	500,000	494,143
Western Alliance Bank, 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.12%, 06/01/2030	1,500,000	1,457,813
		8,545,496
Building Products - 2.2%
Carlisle Cos., Inc., 3.50%, 12/01/2024	500,000	498,665
Masco Corp., 7.75%, 08/01/2029	1,000,000	1,135,616
		1,634,281
Capital Markets - 3.4%
Charles Schwab Corp., 5.38% to 06/01/2025 then 5 yr. CMT Rate + 4.97%, Perpetual	1,500,000	1,500,784
Goldman Sachs Group, Inc., 7.28% (3 mo. Term SOFR + 1.96%), 04/05/2026	1,000,000	1,004,793
		2,505,577
Electric Utilities - 0.8%
Appalachian Power Co., 6.38%, 04/01/2036	500,000	554,725

The accompanying notes are an integral part of these financial statements.

1

Plumb Balanced Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financial Services - 4.0%
Morgan Stanley Finance LLC
5.00%, 06/28/2032	$1,000,000	$1,025,790
5.85%, 05/08/2034	1,250,000	1,263,287
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033	550,000	595,896
		2,884,973
Health Care Equipment & Services - 0.6%
HCA, Inc., 3.50%, 09/01/2030	500,000	470,872
Hotels, Restaurants & Leisure - 1.8%
Expedia Group, Inc., 5.00%, 02/15/2026	1,300,000	1,307,279
Insurance - 0.7%
Old Republic International Corp., 4.88%, 10/01/2024	500,000	500,000
IT Services - 0.5%
VeriSign, Inc., 4.75%, 07/15/2027	350,000	350,524
Oil & Gas - 1.8%
Murphy Oil USA, Inc., 5.63%, 05/01/2027	250,000	249,887
National Grid USA, 5.88%, 04/01/2033	1,000,000	1,025,029
		1,274,916
Oil, Gas & Consumable Fuels - 1.5%
El Paso Natural Gas Co. LLC, 7.50%, 11/15/2026	1,000,000	1,061,098
Pharmacy Services - 0.2%
CVS Pass-Through Trust, 6.94%, 01/10/2030	130,151	136,198
TOTAL CORPORATE BONDS (Cost $23,064,133)		22,696,046
U.S. TREASURY SECURITIES -0.8%
United States Treasury Note/Bond, 6.13%, 11/15/2027	500,000	537,891
TOTAL U.S. TREASURY SECURITIES (Cost $525,645)		537,891
U.S. GOVERNMENT AGENCY ISSUES - 0.7%
Federal Home Loan Mortgage Corp, 5.50%, 02/26/2029	500,000	501,566
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $500,000)		501,566

	Shares	Value
SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
First American Government Obligations Fund - Class X, 4.82%(d)	1,547,891	$1,547,891
TOTAL SHORT-TERM INVESTMENTS (Cost $1,547,891)		1,547,891
TOTAL INVESTMENTS - 99.7% (Cost $47,625,348)		$72,219,569
Other Assets in Excess of Liabilities - 0.3%		244,786
TOTAL NET ASSETS - 100.0%		$72,464,355

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Step coupon bond. The rate disclosed is as of September 30, 2024.
(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

2

Plumb Equity Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.1%
Biotechnology - 2.1%
Vertex Pharmaceuticals, Inc.(a)	1,250	$581,350
Broadline Retail - 6.9%
Amazon.com, Inc.(a)	3,500	652,155
MercadoLibre, Inc.(a)	600	1,231,176
		1,883,331
Commercial Services & Supplies - 6.4%
Copart, Inc.(a)	17,500	917,000
VSE Corp.	10,000	827,300
		1,744,300
Consumer Finance - 3.5%
American Express Co.	3,500	949,200
Financial Services - 16.9%
Fiserv, Inc.(a)	3,000	538,950
Mastercard, Inc. - Class A	2,300	1,135,740
Toast, Inc. - Class A(a)	30,000	849,300
Visa, Inc. - Class A	4,000	1,099,800
WEX, Inc.(a)	4,750	996,218
		4,620,008
Health Care Equipment & Supplies - 4.9%
Intuitive Surgical, Inc.(a)	2,700	1,326,429
Interactive Media & Services - 5.3%
Alphabet, Inc. - Class A	8,750	1,451,187
Oil, Gas & Consumable Fuels - 2.2%
Phillips 66	4,600	604,670
Personal Care Products - 3.1%
elf Beauty, Inc.(a)	7,750	844,982
Pharmaceuticals - 8.0%
Eli Lilly & Co.	1,200	1,063,128
Novo Nordisk AS - ADR	9,500	1,131,165
		2,194,293
Semiconductors & Semiconductor Equipment - 15.7%
Advanced Micro Devices, Inc.(a)	6,500	1,066,520
Microchip Technology, Inc.	7,000	562,030
NVIDIA Corp.	22,000	2,671,680
		4,300,230

	Shares	Value
Software - 16.0%
Adobe, Inc.(a)	2,200	$1,139,116
Autodesk, Inc.(a)	4,000	1,101,920
Cadence Design Systems, Inc.(a)	1,500	406,545
Microsoft Corp.	2,750	1,183,325
Synopsys, Inc.(a)	1,038	525,633
		4,356,539
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	4,750	1,106,750
TOTAL COMMON STOCKS (Cost $11,237,162)		25,963,269
SHORT-TERM INVESTMENTS - 5.1%
Money Market Funds - 5.1%
First American Government Obligations Fund - Class X, 4.82%(b)	1,378,791	1,378,791
TOTAL SHORT-TERM INVESTMENTS (Cost $1,378,791)		1,378,791
TOTAL INVESTMENTS - 100.2% (Cost $12,615,954)		$27,342,060
Liabilities in Excess of Other Assets - (0.2)%		(42,585)
TOTAL NET ASSETS - 100.0%		$27,299,475

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

3

PLUMB FUNDS
Statements of Assets and Liabilities
September 30, 2024 (Unaudited)

	Plumb Balanced Fund	Plumb Equity Fund
ASSETS
Investments, at value*	$72,219,569	$27,342,060
Dividends and interest receivable	357,463	10,082
Receivable from Adviser	—	426
Receivable for fund shares sold	154	1
Prepaid assets	43,026	39,140
Total assets	72,620,212	27,391,709
LIABILITIES
Payable for fund shares redeemed	1,414	—
Payable to Adviser (Note 4)	35,301	—
Accrued 12b-1 fees (Note 3)	48,478	31,030
Accrued Directors’ fees	7,300	2,320
Accrued expenses and other liabilities	63,364	58,884
Total liabilities	155,857	92,234
Total Net Assets	$72,464,355	$27,299,475
Net Assets Consist of:
Paid in capital	41,765,359	12,363,375
Total distributable earnings	30,698,996	14,936,100
Total net assets	$ 72,464,355	$27,299,475
Investor Shares
Net Assets	$42,575,223	$14,545,027
Capital shares outstanding, $0.001 par value (200 million shares issued each)	1,088,158	486,533
Net asset value, offering and redemption price per share	$39.13	$29.90
Institutional Shares
Net Assets	$29,766,163	$12,693,738
Capital shares outstanding, $0.001 par value (200 million shares issued each)	761,574	421,286
Net asset value, offering and redemption price per share	$39.09	$30.13
Class A Shares
Net Assets	$122,969	$60,709
Capital shares outstanding, $0.001 par value (200 million shares issued each)	3,155	2,031
Net asset value, minimum offering and redemption price per share(a)	$38.98	$29.89
Maximum offering price per share ($38.98/0.9425) ($29.89/0.9425)(b)	$41.35	$31.71
* Cost of Investments	$47,625,348	$12,615,954

(a)	A 1.00% contingent deferred sales charge is imposed on Class A share purchases of $1 million or more that are redeemed within 18 months after purchase.
(b)	On investments of $25,000 or more, the offering price may be reduced.
The accompanying notes are an integral part of these financial statements.

4

PLUMB FUNDS
Statements of Operations
For the Six Months Ended September 30, 2024 (Unaudited)

	Plumb Balanced Fund	Plumb Equity Fund
Investment Income:
Dividend income*	$143,629	$59,805
Interest income	596,196	10,979
Total investment income	739,825	70,784
Expenses:
Investment Advisor’s fee (Note 4)	236,241	88,873
12b-1 fees - Investor shares (Note 3)	53,111	18,431
12b-1 fees - Class A shares (Note 3)	152	73
Fund administration and accounting fees	65,478	61,964
Transfer agent fees and expenses	67,983	49,514
Registration fees	26,969	25,087
Director fees and expenses	14,790	5,476
Legal fees	17,799	17,658
Audit and tax fees	8,600	7,636
Insurance expense	5,861	2,281
Custody fees	4,546	4,109
Printing and mailing expense	4,667	1,655
Total expenses before Adviser waiver	506,197	282,757
Less: Fees waived by Adviser (Note 4)	(20,432)	(93,343)
Net expenses before Adviser recoupment	787,037	213,653
Fees recouped by Adviser (Note 4)	—	—
Net expenses	485,765	189,414
Net investment income (loss)	254,060	(118,630)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	2,214,250	450,312
Net change in unrealized appreciation (depreciation) on investments	(496,199)	(12,084)
Net Realized and Unrealized Gain (Loss) on Investments	1,718,051	438,228
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,972,111	$319,598

*	Net of foreign withholding taxes of $1,434 and $737, respectively.
The accompanying notes are an integral part of these financial statements.

5

PLUMB FUNDS
Plumb Balanced Fund
Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024

Operations:
Net investment income (loss)	$254,060	$572,149
Net realized gain (loss) on investments	2,214,250	5,152,530
Net change in unrealized appreciation (depreciation) on investments	(496,199)	11,182,042
Net increase (decrease) in net assets resulting from operations	$1,972,111	$16,906,721
Distributions To Shareholders:
Net distributions - Investor shares	—	(424,320)
Net distributions - Institutional shares	—	(300,512)
Net distributions - Class A shares	—	(1,249)
Total distributions to shareholders	—	(726,081)
Capital Share Transactions:
Proceeds from shares sold - Investor shares	1,123,589	8,618,588
Proceeds from shares sold - Institutional shares	2,327,292	8,199,395
Proceeds from shares sold - Class A shares	850	56,444
Shares issued in reinvestment of dividends - Investor shares	—	423,654
Shares issued in reinvestment of dividends - Institutional shares	—	298,918
Shares issued in reinvestment of dividends - Class A shares	—	1,177
Cost of shares redeemed - Investor shares	(4,953,038)	(14,331,491)
Cost of shares redeemed - Institutional shares	(3,060,904)	(3,412,872)
Cost of shares redeemed - Class A shares	(3,407)	(4,814)
Net increase (decrease) in net assets from capital share transactions	(4,565,618)	(151,000)
Total increase (decrease) in net assets	(2,593,507)	16,029,640
Net Assets:
Beginning of year	75,057,862	59,028,222
End of year	$72,464,355	$75,057,862
Change in Shares Outstanding:
Investor Shares
Shares sold	28,971	263,589
Shares issued in reinvestment of dividends	—	12,556
Shares redeemed	(129,839)	(422,665)
Net increase (decrease)	(100,868)	(146,520)
Institutional Shares
Shares sold	61,219	229,530
Shares issued in reinvestment of dividends	—	8,889
Shares redeemed	(80,629)	(103,412)
Net increase (decrease)	(19,410)	135,007
Class A Shares
Shares sold	22	1,719
Shares issued in reinvestment of dividends	—	35
Shares redeemed	(92)	(140)
Net increase (decrease)	(70)	1,614

The accompanying notes are an integral part of these financial statements.

6

PLUMB FUNDS
Plumb Equity Fund
Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024

Operations:
Net investment income (loss)	$(118,630)	$(149,389)
Net realized gain (loss) on investments	450,312	1,720,017
Net change in unrealized appreciation (depreciation) on investments	(12,084)	6,834,215
Net increase (decrease) in net assets resulting from operations	319,598	8,404,843
Distributions To Shareholders:
Net distributions - Investor shares	—	—
Net distributions - Institutional shares	—	—
Net distributions - Class A shares	—	—
Total distributions to shareholders	—	—
Capital Share Transactions:
Proceeds from shares sold - Investor shares	135,191	490,465
Proceeds from shares sold - Institutional shares	692,552	3,487,387
Proceeds from shares sold - Class A shares	5,124	23,553
Shares issued in reinvestment of dividends - Investor shares	—	—
Shares issued in reinvestment of dividends - Institutional shares	—	—
Shares issued in reinvestment of dividends - Class A shares	—	—
Cost of shares redeemed - Investor shares	(683,915)	(4,905,364)
Cost of shares redeemed - Institutional shares	(338,571)	(578,296)
Cost of shares redeemed - Class A shares	(296)	(34,584)
Net increase (decrease) in net assets from capital share transactions	(189,915)	(1,516,839)
Total increase (decrease) in net assets	129,683	6,888,004
Net Assets:
Beginning of year	27,169,792	20,281,788
End of year	$27,299,475	$27,169,792
Change in Shares Outstanding:
Investor Shares
Shares sold	4,652	21,172
Shares issued in reinvestment of dividends	—	—
Shares redeemed	(23,153)	(184,727)
Net increase (decrease)	(18,501)	(163,555)
Institutional Shares
Shares sold	24,037	120,095
Shares issued in reinvestment of dividends	—	—
Shares redeemed	(11,662)	(26,166)
Net increase (decrease)	12,375	93,929
Class A Shares
Shares sold	173	1,032
Shares issued in reinvestment of dividends	—	—
Shares redeemed	(10)	(1,423)
Net increase (decrease)	163	(391)

The accompanying notes are an integral part of these financial statements.

7

Plumb Balanced Fund
Financial Highlights
Investor Shares
Per share operating performance (For a share outstanding throughout the period)

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$38.07	$29.77	$35.05	$39.04	$28.33	$30.98
Operations:
Net investment income(1)	0.11	0.26	0.28	0.03	0.05	0.17
Net realized and unrealized gain (loss)	0.95	8.36	(3.41)	(0.89)	10.82	(2.01)
Total from investment operations	1.06	8.62	(3.13)	(0.86)	10.87	(1.84)
Distributions to shareholders:
Distributions from net investment income	—	(0.32)	(0.06)	(0.06)	(0.16)	(0.15)
Distributions from net realized gains	—	—	(2.09)	(3.07)	—	(0.66)
Total distributions to shareholders	—	(0.32)	(2.15)	(3.13)	(0.16)	(0.81)
Change in net asset value for the period	1.06	8.30	(5.28)	(3.99)	10.71	(2.65)
Net asset value, end of period	$39.13	$38.07	$29.77	$35.05	$39.04	$28.33
Total return(2)	2.78%(3)	29.11%	(8.50)%	(2.73)%	38.35%	(6.27)%
Ratios / supplemental data
Net assets, end of period (000)	$42,575	$45,270	$39,756	$62,718	$94,514	$96,148
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers/recoupment	1.50%(4)	1.58%	1.53%	1.25%	1.22%	1.19%
After expense reimbursement and waivers/recoupment(5)	1.44%(4)	1.37%	1.19%	1.19%	1.19%	1.19%
Ratio of net investment income to average net assets:
After expense reimbursement and waivers/recoupment(5)	0.59%(4)	0.79%	0.93%	0.08%	0.13%	0.58%
Portfolio turnover rate	13%(3)	25%	14%	38%	63%	52%

(1)
Net investment income (loss) per share has been calculated based on average shares outstanding during the period. Prior to the period ended March 31, 2021, net investment income per share was calculated using current period ending balances prior to consideration of adjustment for permanent book and tax differences.

(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for the six months ended September 30, 2024.
(4)	Annualized for the six months ended September 30, 2024.
(5)	Effective August 1, 2023, the Advisor contractually agreed to cap the Funds’ expenses at 1.44%. Prior to August 1, 2023, the Fund’s expense cap was 1.19%.
The accompanying notes are an integral part of these financial statements.

8

Plumb Balanced Fund
Financial Highlights
Institutional Shares
Per share operating performance (For a share outstanding throughout the period)

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,
		2024	2023	2022
Net asset value, beginning of period	$37.99	$29.76	$35.12	$39.04
Operations:
Net investment income(1)	0.16	0.34	0.34	0.12
Net realized and unrealized gain (loss)	0.94	8.36	(3.42)	(0.91)
Total from investment operation	1.10	8.70	(3.08)	(0.79)
Distributions to shareholders:
Distributions from net investment income	—	(0.47)	(0.19)	(0.06)
Distributions from net realized gains	—	—	(2.09)	(3.07)
Total distributions to shareholders	—	(0.47)	(2.28)	(3.13)
Change in net asset value for the period	1.10	8.23	(5.36)	(3.92)
Net asset value, end of period	$39.09	$37.99	$29.76	$35.12
Total return(2)	2.90%(3)	29.45%	(8.34)%	−2.52%(3)
Ratios / supplemental data
Net assets, end of period (000)	$27,766	$29,666	$19,224	$34,659
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.25%(4)	1.34%	1.28%	1.00%(4)
After expense reimbursement and waivers	1.19%(4)(5)	1.13%	0.99%	0.99%(4)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers	0.85%(4)(5)	1.03%	1.12%	0.30%(4)
Portfolio turnover rate	13%(3)	25%	14%	38%(3)

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for the period.
(4)	Annualized for the period.
(5)	Effective August 1, 2023, the Advisor contractually agreed to cap the Funds’ expenses at 1.19%. Prior to August 1, 2023, the Fund’s expense cap was 0.99%.
*	Institutional Shares began operations on August 3, 2020.
The accompanying notes are an integral part of these financial statements.

9

Plumb Balanced Fund
Financial Highlights
Class A Shares
Per share operating performance (For a share outstanding throughout the period)

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Years Ended March 31,
		2024	2023	2022
Net asset value, beginning of period	$37.92	$29.71	$35.05	$39.04
Operations:
Net investment income(1)	0.11	0.25	0.29	0.05(2)
Net realized and unrealized gain (loss)	0.95	8.35	(3.42)	(0.91)(3)
Total from investment operations	1.06	8.60	(3.13)	(0.86)
Distributions to shareholders:
Distributions from net investment income	—	(0.39)	(0.12)	(0.06)
Distributions from net realized gains	—	—	(2.09)	(3.07)
Total distributions to shareholders	—	(0.39)	(2.21)	(3.13)
Change in net asset value for the period	1.06	8.21	(5.34)	(3.99)
Net asset value, end of period	$38.98	$37.92	$29.71	$35.05
Total return(4)(5)	1.08%(6)	29.11%	(8.51)%	(2.70)%(6)
Ratios / supplemental data
Net assets, end of period (000)	$123	$122	$48	$68
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.50%(7)	1.60%	1.54%	1.26%(7)
After expense reimbursement and waivers	1.44%(7)(8)	1.39%	1.19%	1.19%(7)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers	0.60%(7)(8)	0.76%	0.97%	0.12%(7)
Portfolio turnover rate	13%(6)	25%	14%	38%(6)

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Amount rounds to less than $0.005.
(3)
Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(4)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Total investment return excludes the effect of applicable sales charges.
(6)	Not annualized for the period.
(7)	Annualized for the period.
(8)	Effective August 1, 2023, the Advisor contractually agreed to cap the Funds’ expenses at 1.44%. Prior to August 1, 2023, the Fund’s expense cap was 1.19%.
*	Class A Shares began operations on February 8, 2021.
The accompanying notes are an integral part of these financial statements.

10

Plumb Equity Fund
Financial Highlights
Investor Shares
Per share operating performance (For a share outstanding throughout the period)

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$29.58	$20.55	$25.76	$34.87	$23.90	$28.35
Operations:
Net investment loss(1)	(0.15)	(0.45)	(0.09)	(0.33)	(0.24)	(0.21)
Net realized and unrealized gain (loss)	0.47	9.48	(3.05)	(1.24)	14.57	(2.97)
Total from investment operations	0.32	9.03	(3.14)	(1.57)	14.33	(3.18)
Distributions to shareholders:
Distributions from net investment income	—	—	—	—	(0.15)	—
Distributions from net realized gains	—	—	(2.07)	(7.54)	(3.21)	(1.27)
Total distributions to shareholders	—	—	(2.07)	(7.54)	(3.36)	(1.27)
Change in net asset value for the period	0.32	9.03	(5.21)	(9.11)	10.97	(4.45)
Net asset value, end of period	$29.90	$29.58	$20.55	$25.76	$34.87	$23.90
Total return(2)	1.08%(3)	43.94%	(11.15)%	−6.69%	59.42%	−12.07%
Ratios / supplemental data
Net assets, end of period (000)	$14,545	$14,939	$13,736	$17,252	$23,404	$31,056
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	2.18%(4)	2.51%	2.26%	1.74%	1.53%	1.43%
After expense reimbursement and waivers(5)	1.50%(4)(5)	1.41%	1.19%	1.19%	1.19%	1.19%
Ratio of net investment income to average net assets:
After expense reimbursement and waivers(5)	(0.98)%(4)(5)	(1.87)%	(0.43)%	(0.95)%	(0.75)%	(0.70)%
Portfolio turnover rate	10%(3)	14%	13%	40%	66%	46%

(1)
Net investment income (loss) per share has been calculated based on average shares outstanding during the period. Prior to the period ended March 31, 2021, net investment income per share was calculated using current period ending balances prior to consideration of adjustment for permanent book and tax differences.

(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for the six months ended September 30, 2024.
(4)	Annualized for the six months ended September 30, 2024.
(5)	Effective August 1, 2023, the Advisor contractually agreed to cap the Funds’ expenses at 1.50%. Prior to August 1, 2023, the Fund’s expense cap was 1.19%.
The accompanying notes are an integral part of these financial statements.

11

Plumb Equity Fund
Financial Highlights
Institutional Shares
Per share operating performance (For a share outstanding throughout the period)

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,
		2024	2023	2022
Net asset value, beginning of period	$29.78	$20.63	$25.81	$34.86
Operations:
Net investment income(1)	(0.11)	0.42	(0.05)	(0.26)
Net realized and unrealized gain (loss)	0.46	8.73	(3.06)	(1.25)
Total from investment operations	0.35	9.15	(3.11)	(1.51)
Distributions to shareholders:
Distributions from net investment income	—	—	—	—
Distributions from net realized gains	—	—	(2.07)	(7.54)
Total distributions to shareholders	—	—	(2.07)	(7.54)
Change in net asset value for the period	0.35	9.15	(5.18)	(9.05)
Net asset value, end of period	$30.13	$29.78	$20.63	$25.81
Total return(2)	1.18%(3)	44.35%	(11.00)%	−6.51%(3)
Ratios / supplemental data
Net assets, end of period (000)	$12,694	$12,176	$6,499	$8,986
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.19%(4)	2.28%	2.25%	1.57%(4)
After expense reimbursement and waivers	1.25%(4)(5)	1.18%	0.99%	0.99%(4)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers	(0.73)%(4)(5)	1.75%	(0.24)%	(0.75)%(4)
Portfolio turnover rate	10%(3)	14%	13%	40%(3)

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for the period.
(4)	Annualized for the period.
(5)	Effective August 1, 2023, the Advisor contractually agreed to cap the Funds’ expenses at 1.25%. Prior to August 1, 2023, the Fund’s expense cap was 0.99%.
*	Institutional Shares began operations on August 3, 2020.
The accompanying notes are an integral part of these financial statements.

12

Plumb Equity Fund
Financial Highlights
Class A Shares
Per share operating performance (For a share outstanding throughout the period)

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Years Ended March 31,
		2024	2023	2022
Net asset value, beginning of period	$29.57	$20.54	$25.76	$34.87
Operations:
Net investment income(1)	(0.15)	0.22	(0.08)	(0.33)
Net realized and unrealized gain (loss)	0.47	8.81	(3.07)	(1.24)(2)
Total from investment operations	0.32	9.03	(3.15)	(1.57)
Distributions to shareholders:
Distributions from net investment income	—	—	—	—
Distributions from net realized gains	—	—	(2.07)	(7.54)
Total distributions to shareholders	—	—	(2.07)	(7.54)
Change in net asset value for the period	0.32	9.03	(5.22)	(9.11)
Net asset value, end of period	$29.89	$29.57	$20.54	$25.76
Total return(3)(4)	1.08%(5)	43.96%	(11.18)%	(6.68)%(5)
Ratios / supplemental data
Net assets, end of period (000)	$61	$55	$46	$49
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	2.18%(6)	2.51%	2.52%	1.84%(6)
After expense reimbursement and waivers	1.50%(6)(7)	1.41%	1.19%	1.19%(6)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers	(0.98)%(6)(7)	0.93%	(0.41)%	(0.95)%(6)
Portfolio turnover rate	10%(5)	14%	13%	40%(5)

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)
Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(3)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Total investment return excludes the effect of applicable sales charges.
(5)	Not annualized for the period.
(6)	Annualized for the period.
(7)	Effective August 1, 2023, the Advisor contractually agreed to cap the Funds’ expenses at 1.50%. Prior to August 1, 2023, the Fund’s expense cap was 1.19%.
*	Class A Shares began operations on February 8, 2021.
The accompanying notes are an integral part of these financial statements.

13

PLUMB FUNDS
Notes to Financial Statements
September 30, 2024 (Unaudited)
1. ORGANIZATION
Wisconsin Capital Funds, Inc. (the “Company”), also referred to as the “Plumb Funds”, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). Each Fund offers three share classes: the Investor Shares (Inception date of May 24, 2007), the Institutional Shares (Inception date of August 3, 2020), and the Class A Shares (Inception date of February 8, 2021). Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) Class A Shares have a maximum front end sales load of 5.75% and maximum deferred sales charge of 1.00%; (ii) Investor Shares and Class A Shares have a 12b-1 fee of up to 0.25%; and (iii) certain other class speciﬁc expenses will be borne solely by the class to which such expenses are attributable.
The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation. Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor. As of December 31, 2014, the Advisor is owned by TGP, Inc. The Advisor is controlled by Nathan M. Plumb indirectly through TGP, Inc. Certain directors or officers of the Funds are also officers of the Advisor.
2. SIGNIFICANT ACCOUNTING POLICES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
Security Valuation: The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.
Level 1 –
Quoted prices in active markets for identical securities
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –
Significant unobservable inputs (including the Funds’ own assumptions in determining far value of investments)
Equity securities, including domestic common stocks and foreign issued common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.
Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.
Debt securities such as corporate bonds and preferred securities are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of

14

PLUMB FUNDS
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.
Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used, as of September 30, 2024, to value the Funds’ investments carried at fair value:
Plumb Balanced Fund

Description	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$46,936,175	$—	$ —	$46,936,175
Corporate Bonds*	—	22,696,046	—	22,696,046
U.S. Government Agency Issue	—	537,891	—	537,891
U.S. Government Note	—	501,566	—	501,566
Money Market Fund	1,547,891	—	—	1,547,891
Total	$48,484,066	$23,735,503	$—	$72,219,569

Plumb Equity Fund

Description	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$25,963,269	$ —	$ —	$25,963,269
Money Market Fund	1,378,791	—	—	1,378,791
Total	$27,342,060	$—	$—	$27,342,060

*	For detailed industry descriptions, refer to the Schedule of Investments.
Refer to the Schedule of Investments for further disaggregation of investment categories.
Rule 2a -5: In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds were required to comply with the rules by September 8, 2022. Management has determined that there would be no material impact of the new rules on the Funds’ financial statements.
Use of Estimates: The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

15

PLUMB FUNDS
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
Allocation of Income and Expenses: Net investment income, other than class speciﬁc expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative NAV of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Generally, expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.
Federal Income Taxes: The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.
As of and during the year ended March 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended March 31, 2024, the Funds did not incur any interest or penalties.
Distributions to Shareholders: Dividends from net investment income are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
Other: Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.
Under the Company’s organizational documents, the Company will indemnify its officers and directors for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.
3. DISTRIBUTION PLAN
The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay a distribution fee up to 0.25% of the Funds’ average daily net assets attributable to both the Investor Shares and the Class A Shares of each Fund, for services to prospective Fund shareholders and distribution of Fund shares. During the period ended September 30, 2024, the Plumb Balanced Fund Investor Shares and Class A Shares incurred expenses of $53,111 and $152, respectively, and the Plumb Equity Fund Investor Shares and Class A Shares incurred expenses of $18,431 and $73, respectively, pursuant to the 12b-1 Plan. The Institutional Shares of each Fund are not subject to any 12b-1 fees under this Plan.

16

PLUMB FUNDS
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
4. INVESTMENT ADVISOR AND OTHER AFFILIATES
The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.
Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses. Effective August 1, 2023, Wisconsin Capital Management, LLC, the investment advisor to the Funds (the “Advisor”), has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit the Total Annual Fund Operating Expenses of each Fund to 1.44% of the Fund’s average daily net assets for the Plumb Balanced Investor Shares and the Class A Shares, and 1.19% of the Balanced Fund’s average daily net assets for the Institutional Shares. The Plumb Equity Fund has limited Total Annual Fund Operating Expenses to 1.50% of the Fund’s average daily net assets for Investor Shares and Class A Shares, and to 1.25% for Institutional Shares. This contractual limitation is in effect until July 31, 2025 and may not be terminated without the approval of the Board of Directors of Wisconsin Capital Funds, Inc. Prior to August 1, 2023, the Plumb Balanced Fund and the Plumb Equity Fund’s expense caps were 1.19% and 0.99% for the Investor Shares and Institutional Shares, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the period ended September 30, 2024, the Advisor waived $11,884, $8,513, and $35 of expenses in the Plumb Balanced Fund’s Investor Shares, Institutional Shares, and Class A Shares, respectively. For the period ended September 30, 2024, the Advisor waived $50,344, $42,801 and $198 of expenses in the Plumb Equity Fund’s Investor Shares, Institutional Shares, and Class A Shares, respectively.
As of September 30, 2024, the Advisor has waived and recouped fees. The following table shows the remaining amount subject to potential recoupment as of September 30, 2024 and expiring on: -

Plumb Balanced Fund Investor Shares		Plumb Equity Fund Investor Shares
March 31, 2025	$39,936	March 31, 2025	$78,072
March 31, 2026	155,455	March 31, 2026	145,251
March 31, 2027	97,420	March 31, 2027	164,078
March 31, 2028	11,884	March 31, 2028	50,344

Plumb Balanced Fund Institutional Shares		Plumb Equity Fund Institutional Shares
March 31, 2025	$—	March 31, 2025	$41,282
March 31, 2026	67,491	March 31, 2026	87,678
March 31, 2027	44,559	March 31, 2027	80,656
March 31, 2028	8,513	March 31, 2028	42,801

Plumb Balanced Fund Class A Shares		Plumb Equity Fund Class A Shares
March 31, 2025	$36	March 31, 2025	$229
March 31, 2026	203	March 31, 2026	539
March 31, 2027	157	March 31, 2027	614
March 31, 2028	35	March 31, 2028	198

5. INVESTMENT TRANSACTIONS
For the period ended September 30, 2024, the aggregate purchases and sales of investment securities, other than short-term investments, were as follows:

	U.S. Government Securities		Other
	Purchases	Sales	Purchases	Sales
Plumb Balanced Fund	$ —	$2,250,000	$9,455,285	$12,235,601
Plumb Equity Fund	—	—	2,669,960	3,735,586

17

PLUMB FUNDS
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
6. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2024, beneficial ownership of more than 25% of the shares outstanding in each class is as follows:

	Plumb Balanced Fund			Plumb Equity Fund
	Investor Shares	Institutional Shares	Class A Shares	Investor Shares	Institutional Shares	Class A Shares
National Financial Services LLC	35.57%	22.92%	54.25%	—	7.35%	8.05%
Charles Schwab & Co, Inc.	—	61.16%	—	14.14%	83.58%	—
Nathan M. Plumb	—	—	45.74%	—	—	91.95%

7. FEDERAL TAX INFORMATION
As of March 31, 2024, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Unrealized appreciation	$16,454,061	$8,082,606
Unrealized depreciation	(3,021,102)	(331,163)
Net unrealized appreciation on investments	13,432,959	7,751,443
Undistributed ordinary income	681,904	—
Other accumulated gain/(loss)	(1,568,618)	(1,643,450)
Total accumulated earnings	$12,546,245	$6,107,993

The tax cost of investments as of March 31, 2024 was $46,769,512 and $12,683,549 for the Plumb Balanced Fund and Plumb Equity Fund, respectively. The cost basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.
During the fiscal year ended March 31, 2024, the Funds did not untilize any capital loss carryforwards. As of March 31, 2024, Plumb Balanced Fund had $1,568,618 and the Plumb Equity Fund had $1,643,450 available in capital loss carryforwards, respectively.
As of March 31, 2024, the Funds late year ordinary losses and did not defer, on a tax basis, any late year ordinary and post-October capital losses.
8. DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the fiscal years ended March 31, 2024 and 2023 was as follows:

	Plumb Balanced Fund
	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from:
Ordinary Income	$726,081	$202,958
Short-Term Capital Gains	—	—
Long-Term Capital Gains	—	4,181,517
Total Distributions Paid	$726,081	$4,384,475

18

PLUMB FUNDS
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)

	Plumb Equity Fund
	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from:
Ordinary Income	$ —	$—
Short-Term Capital Gains	—	—
Long-Term Capital Gains	—	1,960,375
Total Distributions Paid	$—	$1,960,375

10. SUBSEQUENT EVENTS
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no material events that would require disclosure in the Fund’s financial statements.

19

PLUMB FUNDS
Additional Information (Unaudited)
1. BOARD REVIEW OF FUNDS’ INVESTMENT ADVISORY AGREEMENT
The Investment Company Act of 1940, as amended (“1940 Act”), requires that the Funds’ Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor be approved on an annual basis by the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or “interested persons” of the Funds (as that term is defined in the 1940 Act) (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. At its meeting held May 10, 2024, the Board of Directors, including all of the Independent Directors (all of whom were present via videoconference pursuant to SEC Release No. 33817), unanimously approved the continuation of the Advisory Agreement for another year with a contractual waiver by the Advisor.
The Board’s approval was based on its consideration and evaluation of a variety of factors, which included, among other things: (i) the nature, extent and quality of the services rendered; (ii) the investment performance of each Fund; (iii) fees and expenses paid by each Fund to the Advisor; (iv) the economies of scale and whether economies of scale will accrue to the shareholders; and (v) the costs of the services to the Advisor and profits realized by the Advisor in providing services to the Funds. The Board generally viewed these factors in their totality, with no single factor serving as the principal reason for determining whether to renew the Agreement and with individual Board members giving different weight to different factors.
In connection with its consideration of the Advisory Agreement, the Board reviewed, discussed, and considered various materials at this meeting, including:
•	a memorandum from Fund counsel discussing the duties and responsibilities of directors when approving investment advisory agreements;
•	a memorandum and related materials from the Funds’ management providing information regarding:
°	the Funds’ absolute performances as well as their performances relative to industry benchmarks and universes of relevant peers identified by Morningstar;
°	the expense ratios of the Funds compared to their respective peers identified by Morningstar; and
°	the scope of investment management services provided by the Advisor;
•	the Advisory Agreement with the Advisor; and
•	reports from the Funds’ Chief Compliance Officer regarding the Advisor’s adherence to the Funds’ compliance program.
The nature, extent and quality of the services rendered by the Advisor.
The Board considered the nature, extent, and quality of services provided by the Advisor, including services required to be provided under the Agreement and additional services provided by the Advisor that were not required under the Agreement. The Board considered the background and experience of the Funds’ portfolio manager as well as other advisory, compliance, administrative, and other support provided by the Advisor. The Board observed that, in addition to investment management and broker-selection services, the Advisor oversees the performance of regular compliance and risk analysis functions for the Funds, and provides office space, equipment, and certain information-technology services necessary for the operation of the Funds.
The Board determined that the significant experience of the Advisor and portfolio manager, including several decades in the investment management industry and managing mutual funds, made them well qualified to continue managing the Funds. The Board determined that, based on the information presented to it in the Board Materials at this meeting and during previous quarters throughout the past year, it believed that the nature, extent, and quality of services provided by the Advisor were reasonably comparable to those provided by advisors to comparable funds, and that such services were adequate for the Funds’ needs.
The Board discussed the investment-related and other support available from the Advisor. The Advisor outlined initiatives at the Advisor and indicated that the corporate parent of the Advisor, TGP, Inc., continues to be committed to supporting the Advisor if and as needed.

20

PLUMB FUNDS
Additional Information (Unaudited)(Continued)
The performance of the Funds.
In reviewing the investment performance of each of the Funds, the Board reviewed the performances of the Balanced Fund and Equity Fund over various periods, including the year-to-date, one-year, three-year, five-year, and ten-year periods. The Advisor discussed the performance of the Funds, noting that performance for the Balanced Fund had been challenging for the one-year period after many years of above-average performance. The Advisor said that the Investor Share class of the Balanced Fund had performed behind its benchmark for the one-year, three-year, five-year, and ten-year periods, and performed behind its Morningstar category average for the one-year and three-year periods while performing ahead of it for the five-year and ten-year periods. The Advisor said that the Investor Share class of the Equity Fund had performed behind both its benchmark and its Morningstar category average for the one-year, three-year, five-year, and ten-year periods.
The Board discussed the performance of the Equity Fund and the Balanced Fund over the periods measured.  The Board considered the reason behind recent underperformance of the Funds, the adherence of the Advisor to its stated investment strategies, and opportunities for improvement going forward. After considering the performances of the Balanced Fund and the Equity Fund in this context, the Board determined that the performances of the Balanced Fund and the Equity Fund were satisfactory.
The fees and expenses charged by the Advisor.
The Advisor reviewed the management fees and expense ratios for each Fund. The Advisor reviewed gross expense ratio information with respect to each class of each of the Funds, and said that after the waiver of certain fees and expenses relating to the Funds, the expense ratio for each Fund was currently 1.19 percent for their Investor Shares and Class A Shares and 0.99 percent for their Institutional Shares. The Advisor said that the Advisor was proposing to continue fee waivers for each class of each of the Funds at their current levels through July 31, 2024. The Advisor remarked that the gross expense ratio for the Balanced Fund had remained relatively stable across classes relative to the prior fiscal year, while the gross expense ratio for the Equity Fund had risen somewhat as net assets declined.
The Advisor reviewed information regarding the median expense ratios of funds in the Morningstar comparison group for each Fund, which showed that the expense ratios for both Funds’ class of Investor Shares were higher than their respective Morningstar category average and the median for their comparison group. The Advisor indicated that it believed that the expense ratios of the Funds were reasonable as compared with other funds and fund complexes with less than $200 million in assets.
In reviewing the cost of services provided to the Funds and profits realized by the Advisor from these relationships, the Board in particular looked at the Advisor’s willingness to waive and reimburse portions of its advisory fee in an effort to keep the Funds’ expense ratios more competitive. The Board observed that the Advisor had made efforts in recent years to grow fund assets, including through the launch of multiple new share classes and additional marketing efforts associated with those launches, which it believed created the opportunity to grow Fund assets and thereby potentially reduce the expense ratios of the Funds.
The Advisor discussed other accounts advised by the Advisor, indicating that the Advisor does not provide similar services to any other registered investment company. The Advisor provided an overview of the Advisor’s standard investment advisory contract fee schedule for its separately managed account clients and the services provided to these Advisor clients. The Board considered the fees for these other accounts. The Advisor noted that separately managed account clients require different services and entail a different level of regulatory and compliance costs than does a registered investment company, so the standard fees for separately managed account clients and under the advisory contract with the Funds were not entirely analogous. Based on all factors it considered, the Board determined that the fees charged by the Advisor to the Funds were acceptable given the quality and scope of services and fees charged by the Advisor to other clients, and the Funds’ expense ratios were reasonable compared to peers and competitors.
Profits realized by the Advisor.
The Board considered the profitability of the Advisor. The Advisor indicated that the Advisor had operated at a modestly profitable level in 2023. The Advisor reviewed information regarding Advisor profits reinvested by the Advisor in an effort to sustain and grow Fund assets, including in the ongoing engagement of Cantor Fitzgerald and public relations firm SunStar Strategic. The Advisor said that it expected the Advisor would operate at a similar modestly profitable level for the current year. The Board determined that the profitability of the Advisor was reasonable.

21

PLUMB FUNDS
Additional Information (Unaudited)(Continued)
The extent to which economies of scale will be realized as the Funds grow.
The Board considered whether economies of scale might be realized to the extent the Funds’ assets increase. The Board observed that although the gross expense ratios of each of the Funds had tended to decline in periods where the Funds had grown in assets, the Funds had not exhibited significant recent asset growth. The Board determined that although increases in assets would likely help the Funds to achieve economies of scale in the Funds’ operations, in light of their continued relatively small size, neither Fund had yet to achieve any significant economies of scale and neither was likely to realize material economies of scale until assets under management in each Fund grew significantly, which it determined was unlikely in the near future. The Board considered “fall-out” benefits that the Advisor received from managing the Funds, including reputational enhancement as well as the ability to market audited investment capabilities to prospective clients of the Advisor. The Board determined that these benefits were consistent with those received in prior years and similar to benefits received by other Advisors to mutual funds.
After full consideration of the above factors, as well as of other factors that were instructive in its consideration, the Board, including all of the Independent Directors, concluded that the continuation of the Advisory Agreement for the Funds was in the best interest of each respective Fund and its shareholders.
2. QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended March 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.80% (which includes a 3.80% Medicare tax). The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Plumb Balanced Fund	100.00%
Plumb Equity Fund	0.00

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended March 31, 2024, was as follows:

Plumb Balanced Fund	100.00%
Plumb Equity Fund	0.00%

22

PLUMB Funds
OTHER INFORMATION
September 30, 2024 (Unaudited)
PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.866.996.3863 and on the SEC’s website (http://www.sec.gov).
The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. Once filed, the information is available without charge, upon request, by calling 1.866.996.3863 and on the SEC’s website (http://www.sec.gov).
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES
The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Once filed, the Funds’ Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling 1.866.996.3863.

23

PLUMB FUNDS
OTHER INFORMATION
Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
September 30, 2024 (Unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.

24

PLUMB FUNDS
OTHER INFORMATION
Item 9 – Proxy Disclosures for Open-End Management Investment Companies
September 30, 2024 (Unaudited)
There were no matters submitted to a vote of shareholders during the period covered by this report.

25

PLUMB FUNDS
OTHER INFORMATION
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
September 30, 2024 (Unaudited)
Included under Item 7a in the Notes to Financial Statements.

26

PLUMB FUNDS
OTHER INFORMATION
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
September 30, 2024 (Unaudited)
Included under item 7a.

27

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable

(b)	Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable due to availability through the registrant’s website.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wisconsin Capital Funds, Inc.

By (Signature and Title)*	/s/ Nathan M. Plumb
Nathan M. Plumb, President (Principal Executive Officer)

Date	12/3/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Nathan M. Plumb
Nathan M. Plumb, President (Principal Executive Officer)

Date	12/3/2024

By (Signature and Title)*	/s/ Alissa Schlimgen
Alissa Schlimgen, Chief Financial Officer (Principal Financial Officer)

Date	12/2/2024

* Print the name and title of each signing officer under his or her signature.